UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $891,348 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109    27450  1196100 SH       SOLE                  1196100        0        0
AMERICAN TOWER CORP            CL A             029912201    26900   739000 SH       SOLE                   739000        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102    39184   972300 SH       SOLE                   972300        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    19166   575900 SH       SOLE                   575900        0        0
ESSEX PPTY TR INC              COM              297178105    25203   316700 SH       SOLE                   316700        0        0
LENNAR CORP                    CL A             526057104    37586  2637600 SH       SOLE                  2637600        0        0
LIBERTY PPTY TR                SH BEN INT       531172104    43242  1329300 SH       SOLE                  1329300        0        0
M D C HLDGS INC                COM              552676108    42838  1233100 SH       SOLE                  1233100        0        0
MACERICH CO                    COM              554382101    26636   878203 SH       SOLE                   878203        0        0
MACK CALI RLTY CORP            COM              554489104    33258  1028700 SH       SOLE                  1028700        0        0
MARRIOTT INTL INC NEW          CL A             571903202    44272  1604640 SH       SOLE                  1604640        0        0
MFA FINANCIAL INC              COM              55272X102    16921  2125800 SH       SOLE                  2125800        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    25728   830200 SH       SOLE                   830200        0        0
NVR INC                        COM              62944T105    24539    38500 SH       SOLE                    38500        0        0
POST PPTYS INC                 COM              737464107    23938  1329900 SH       SOLE                  1329900        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5    74755 82900000 SH       SOLE                 82900000        0        0
REGENCY CTRS CORP              COM              758849103    41033  1107500 SH       SOLE                  1107500        0        0
RYLAND GROUP INC               COM              783764103    20754   985000 SH       SOLE                   985000        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    27446  1015400 SH       SOLE                  1015400        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     2408   126000 SH       SOLE                   126000        0        0
SHERWIN WILLIAMS CO            COM              824348106    16261   270300 SH       SOLE                   270300        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    87270  1256944 SH       SOLE                  1256944        0        0
SL GREEN RLTY CORP             COM              78440X101    10107   230500 SH       SOLE                   230500        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    31365   949600 SH       SOLE                   949600        0        0
TOLL BROTHERS INC              COM              889478103    16589   849000 SH       SOLE                   849000        0        0
VENTAS INC                     COM              92276F100    22715   590000 SH       SOLE                   590000        0        0
VORNADO RLTY TR                SH BEN INT       929042109    77298  1200095 SH       SOLE                  1200095        0        0
WEINGARTEN RLTY INVS           SH BEN INT       948741103     6486   325600 SH       SOLE                   325600        0        0